Pension and Other Post-Retirement Benefits - Periodic benefit cost assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.31%	2.38%
Expected return on plan assets	3.00%
Rate of compensation increase	3.76%	4.56%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	2.00%